Annual Fund Operating Expenses - Western Asset Total Return Unconstrained Fund	Sep. 30, 2020
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	0.72%
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.02%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	0.65%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	1.10%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.77%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	1.35%
Class A2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.17%

[1]	“Other expenses” for Class A, Class C, Class FI, Class R, Class I and Class IS shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the fiscal year ended May 31, 2020, amounts recaptured totaled 0.11% for Class A, 0.04% for Class C, 0.09% for Class FI shares, 0.02% for Class R shares, 0.04% for Class I shares and 0.01% for Class IS shares and these amounts are excluded from “Other expenses”.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses), so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, the manager has agreed to waive the fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.